Operating segments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	$ 96,586	$ 121,288
Individual customer
Disclosure of major customers [line items]
Revenue	26,587	31,080
Individual customer
Disclosure of major customers [line items]
Revenue	$ 17,547	30,555
Individual customer
Disclosure of major customers [line items]
Revenue		$ 17,989